Retirement Plan	12 Months Ended
Sep. 29, 2012
Retirement Plan
9.	Retirement Plan

The Company maintains six defined benefit pension plans which cover certain manufacturing facilities. The Company also maintains a retiree health plan, which covers certain healthcare and life insurance benefits for certain retired employees and their spouses. Each of the six defined benefit plans and the retiree health plan are frozen plans. The Company uses fiscal year-end as a measurement date for the retirement plans.

The Company sponsors two defined contribution 401(k) retirement plans covering substantially all employees. Contributions are based upon a fixed dollar amount for employees who participate and percentages of employee contributions at specified thresholds. Contribution expense for these plans was $7, $6, and $6 for fiscal 2012, 2011, and 2010, respectively.

The Company participates in one multiemployer plan. Contributions to the plan are based on specific percentages of employee compensation and are immaterial.

The projected benefit obligations of the Company’s plans presented herein are equal to the accumulated benefit obligations of such plans. The tables below exclude the obligations related to the foreign plans. The net liability for foreign plans is approximately $3. The net amount of liability recognized is included in Other long-term liabilities on the Consolidated Balance Sheets.

	Defined Benefit Pension Plans		Retiree Health Plan
	2012	2011	2012	2011
Change in Projected Benefit Obligations (PBO)
PBO at beginning of period	$179	$175	$4	$4
Service cost	—	—	—	—
Interest cost	8	8	—	—
Actuarial loss (gain)	29	4	—	—
Benefits paid	(9)	(8)	(1)	—

PBO at end of period	$207	$179	$3	$4

Change in Fair Value of Plan Assets
Plan assets at beginning of period	$109	$112	$—	$—
Actual return on plan assets	20	(2)	—	—
Company contributions	9	7	1	—
Benefits paid	(9)	(8)	(1)	—

Plan assets at end of period	129	109	—	—

Net amount recognized	$(78)	$(70)	$(3)	$(4)

At the end of fiscal 2012 the Company had $53 of net unrealized losses recorded in Accumulated other comprehensive loss on the Consolidated Balance Sheets. The Company expects $2 to be realized in fiscal 2013.

The following table presents significant weighted-average assumptions used to determine benefit obligation and benefit cost for the fiscal years ended:

	Defined Benefit Pension Plans		Retiree Health Plan
(Percents)	2012	2011	2012	2011
Weighted-average assumptions:
Discount rate for benefit obligation	3.6	4.4	2.4	4.5
Discount rate for net benefit cost	4.4	4.8	4.5	5.0
Expected return on plan assets for net benefit costs	8.0	8.0	8.0	8.0

In evaluating the expected return on plan assets, Berry considered its historical assumptions compared with actual results, an analysis of current market conditions, asset allocations, and the views of advisors. The return on plan assets is derived from target allocations and historical yield by asset type. Health-care-cost trend rates were assumed to increase at an annual rate of 7.0% in 2012 and thereafter. A one-percentage-point change in these assumed health care cost trend rates would not have a material impact on our postretirement benefit obligation.

In accordance with the guidance from the FASB for employers’ disclosure about postretirement benefit plan assets the table below discloses fair values of each pension plan asset category and level within the fair value hierarchy in which it falls. There was no material changes or transfers between level 3 assets and the other levels.

Fiscal 2012 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4	$—	$—	$4
U.S. large cap comingled equity funds	—	40	—	40
U.S. mid cap equity mutual funds	13	—	—	13
U.S. small cap equity mutual funds	7	—	—	7
International equity mutual funds	13	—	—	13
Real estate equity investment funds	4	—	—	4
Corporate bond mutual funds	—	37	—	37
Guaranteed investment account	—	—	11	11
Other	—	—	—	—

Total	$41	$77	$11	$129

Fiscal 2011 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4	$—	$—	$4
U.S. large cap comingled equity funds	—	28	—	28
U.S. mid cap equity mutual funds	10	—	—	10
U.S. small cap equity mutual funds	5	—	—	5
International equity mutual funds	11	—	—	11
Real estate equity investment funds	3	—	—	3
Corporate bond mutual funds	—	30	—	30
Guaranteed investment account	—	—	12	12
Other	6	—	—	6

Total	$39	$58	$12	$109

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for the fiscal years ending as follows:

	Defined Benefit Pension Plans	Retiree Health Plan
2013	$10	$1
2014	10	—
2015	10	—
2016	10	—
2017	10	—
2018-2022	55	1

Net pension and retiree health benefit expense included the following components as of fiscal 2012 and 2011:

	2012	2011
Defined Benefit Pension Plans
Service cost	$—	$—
Interest cost	8	9
Amortization	2	1
Expected return on plan assets	(8)	(9)

Net periodic benefit cost	$2	$1

Our defined benefit pension plan asset allocations as of fiscal year-end 2012 and 2011 are as follows:

	2012	2011
Asset Category
Equity securities and equity-like instruments	59%	53%
Debt securities	29	32
Other	12	15

Total	100%	100%

The Company’s retirement plan assets are invested with the objective of providing the plans the ability to fund current and future benefit payment requirements while minimizing annual Company contributions. The plans’ asset allocation strategy reflects a long-term growth strategy with approximately 40-50% allocated to growth investments and 40-50% allocated to fixed income investments and 5-10% in other, including cash. The retirement plans held $11 principal of the Company’s 10  1/4% Senior Subordinated Notes at the end of fiscal 2012 and 2011, respectively. The Company re-addresses the allocation of its investments on a regular basis.